Subsequent Events (Narrative) (Details) - USD ($)							3 Months Ended		8 Months Ended	12 Months Ended
	May 10, 2019	Apr. 11, 2019	Mar. 01, 2019	Feb. 26, 2019	Feb. 01, 2019	Jan. 02, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 26, 2018
Subsequent Event [Line Items]
Distributions paid in cash							$ 10,813,000	$ 9,333,000		$ 40,296,000	$ 28,994,000	$ 17,659,000
Common stock issued through distribution reinvestment plan							$ 10,385,000	$ 9,920,000		$ 40,938,000	$ 32,264,000	$ 22,889,000
Distributions declared per common share (in dollars per share)							$ 0.16	$ 0.15		$ 0.63	$ 0.62
Common stock, par value (in dollars per share)							$ 0.01		$ 0.01	$ 0.01	$ 0.01
Annual cumulative, non-compounded return on capital threshold to investors							6.00%			6.00%
Credit facility, recourse debt restriction percentage							15.00%
Credit facility, maximum borrowing capacity									$ 700,000,000	$ 700,000,000			$ 425,000,000
Minimum [Member]
Subsequent Event [Line Items]
Credit facility, ticking fee (as % of facility)										0.15%
Minimum [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Credit facility, applicable margin									0.75%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Credit facility, applicable margin									1.75%
Maximum [Member]
Subsequent Event [Line Items]
Credit facility, ticking fee (as % of facility)										0.25%
Maximum [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Credit facility, applicable margin									1.25%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Credit facility, applicable margin									2.25%
Class A shares [Member]
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)							$ 0.01
Subsequent Event [Member]
Subsequent Event [Line Items]
Annual cumulative, non-compounded return on capital threshold to investors		8.00%
Credit facility, recourse debt restriction percentage		17.50%
Subsequent Event [Member] | Management Agreement [Member] | Carter Validus Real Estate Management Services II, LLC [Member]
Subsequent Event [Line Items]
Term of agreement	1 year
Subsequent Event [Member] | Advisory Agreement [Member] | Carter Validus Advisors II, LLC [Member]
Subsequent Event [Line Items]
Term of agreement	1 year
Subsequent Event [Member] | Bridge Facility [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity		$ 475,000,000
Credit facility, term		6 months
Credit facility, underwriting fee and commitment fee (as % of facility)		0.50%
Credit facility, funding fee (as % of funded facility)		0.50%
Credit facility, ticking fee (as % of facility)		0.12%
Subsequent Event [Member] | Bridge Facility [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Credit facility, applicable margin		1.25%
Credit facility, increases to applicable margin during basis spread increase period		0.25%
Credit facility, basis spread increase period		90 days
Subsequent Event [Member] | Bridge Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Credit facility, applicable margin		2.25%
Credit facility, increases to applicable margin during basis spread increase period		0.25%
Credit facility, basis spread increase period		90 days
Subsequent Event [Member] | Maximum [Member] | Bridge Facility [Member]
Subsequent Event [Line Items]
Credit facility, structuring fee		$ 350,000
Credit facility, structuring fee (as % of facility)		0.10%
Subsequent Event [Member] | Maximum [Member] | Bridge Facility [Member] | Federal Funds Effective Swap Rate [Member]
Subsequent Event [Line Items]
Credit facility, applicable margin		0.50%
Subsequent Event [Member] | Maximum [Member] | Bridge Facility [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Credit facility, interest rate		1.00%
Subsequent Event [Member] | Carter Validus Mission Critical REIT, Inc. [Member]
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 0.01
Business acquisition, cash paid per common share (in dollars per share)		$ 1.00
Business acquisition, termination period		5 days
Subsequent Event [Member] | Carter Validus Mission Critical REIT, Inc. [Member] | Minimum [Member]
Subsequent Event [Line Items]
Business acquisition, termination fee		$ 14,400,000
Subsequent Event [Member] | Carter Validus Mission Critical REIT, Inc. [Member] | Maximum [Member]
Subsequent Event [Line Items]
Business acquisition, termination fee		$ 28,800,000
Subsequent Event [Member] | Class A shares [Member]
Subsequent Event [Line Items]
Business acquisition, stock conversion ratio		0.4681
Subsequent Event [Member] | December 1, 2018 To December 31, 2018 [Member]
Subsequent Event [Line Items]
Distributions paid in cash						$ 3,715,000
Common stock issued through distribution reinvestment plan						3,602,000
Subsequent Event [Member] | December 1, 2018 To December 31, 2018 [Member] | Class A shares [Member]
Subsequent Event [Line Items]
Aggregate distributions paid						4,613,000
Distributions paid in cash						2,432,000
Common stock issued through distribution reinvestment plan						2,181,000
Subsequent Event [Member] | December 1, 2018 To December 31, 2018 [Member] | Class I shares [Member]
Subsequent Event [Line Items]
Aggregate distributions paid						698,000
Distributions paid in cash						404,000
Common stock issued through distribution reinvestment plan						294,000
Subsequent Event [Member] | December 1, 2018 To December 31, 2018 [Member] | Class T shares [Member]
Subsequent Event [Line Items]
Aggregate distributions paid						1,842,000
Distributions paid in cash						810,000
Common stock issued through distribution reinvestment plan						1,032,000
Subsequent Event [Member] | December 1, 2018 To December 31, 2018 [Member] | Class T2 shares [Member]
Subsequent Event [Line Items]
Aggregate distributions paid						164,000
Distributions paid in cash						69,000
Common stock issued through distribution reinvestment plan						$ 95,000
Subsequent Event [Member] | January 1, 2019 To January 31, 2019 [Member] | Class A shares [Member]
Subsequent Event [Line Items]
Aggregate distributions paid					$ 4,594,000
Distributions paid in cash					2,439,000
Common stock issued through distribution reinvestment plan					2,155,000
Subsequent Event [Member] | January 1, 2019 To January 31, 2019 [Member] | Class I shares [Member]
Subsequent Event [Line Items]
Aggregate distributions paid					696,000
Distributions paid in cash					404,000
Common stock issued through distribution reinvestment plan					292,000
Subsequent Event [Member] | January 1, 2019 To January 31, 2019 [Member] | Class T shares [Member]
Subsequent Event [Line Items]
Aggregate distributions paid					1,840,000
Distributions paid in cash					813,000
Common stock issued through distribution reinvestment plan					1,027,000
Subsequent Event [Member] | January 1, 2019 To January 31, 2019 [Member] | Class T2 shares [Member]
Subsequent Event [Line Items]
Aggregate distributions paid					165,000
Distributions paid in cash					70,000
Common stock issued through distribution reinvestment plan					$ 95,000
Subsequent Event [Member] | February 1, 2019 To February 28, 2019 | Class A shares [Member]
Subsequent Event [Line Items]
Aggregate distributions paid			$ 4,146,000
Distributions paid in cash			2,205,000
Common stock issued through distribution reinvestment plan			1,941,000
Subsequent Event [Member] | February 1, 2019 To February 28, 2019 | Class I shares [Member]
Subsequent Event [Line Items]
Aggregate distributions paid			628,000
Distributions paid in cash			365,000
Common stock issued through distribution reinvestment plan			263,000
Subsequent Event [Member] | February 1, 2019 To February 28, 2019 | Class T shares [Member]
Subsequent Event [Line Items]
Aggregate distributions paid			1,665,000
Distributions paid in cash			740,000
Common stock issued through distribution reinvestment plan			925,000
Subsequent Event [Member] | February 1, 2019 To February 28, 2019 | Class T2 shares [Member]
Subsequent Event [Line Items]
Aggregate distributions paid			149,000
Distributions paid in cash			63,000
Common stock issued through distribution reinvestment plan			$ 86,000
Subsequent Event [Member] | March 1, 2019 To May 31, 2019 [Member] | Class A shares [Member]
Subsequent Event [Line Items]
Number of days, distribution calculation				365 days
Distributions declared per common share (in dollars per share)				$ 0.001802170
Annualized distribution rate				6.40%
Purchase price (in dollars per share)				$ 10.278
Subsequent Event [Member] | March 1, 2019 To May 31, 2019 [Member] | Class I shares [Member]
Subsequent Event [Line Items]
Number of days, distribution calculation				365 days
Distributions declared per common share (in dollars per share)				$ 0.001802170
Annualized distribution rate				7.04%
Purchase price (in dollars per share)				$ 9.343
Subsequent Event [Member] | March 1, 2019 To May 31, 2019 [Member] | Class T shares [Member]
Subsequent Event [Line Items]
Number of days, distribution calculation				365 days
Distributions declared per common share (in dollars per share)				$ 0.001561644
Annualized distribution rate				5.79%
Purchase price (in dollars per share)				$ 9.840
Subsequent Event [Member] | March 1, 2019 To May 31, 2019 [Member] | Class T2 shares [Member]
Subsequent Event [Line Items]
Number of days, distribution calculation				365 days
Distributions declared per common share (in dollars per share)				$ 0.001561644
Annualized distribution rate				5.82%
Purchase price (in dollars per share)				$ 9.788
Subsequent Event [Member] | June 1, 2019 To August 31, 2019 [Member] | Class A shares [Member]
Subsequent Event [Line Items]
Number of days, distribution calculation	365 days
Distributions declared per common share (in dollars per share)	$ 0.001802170
Annualized distribution rate	6.40%
Purchase price (in dollars per share)	$ 10.278
Subsequent Event [Member] | June 1, 2019 To August 31, 2019 [Member] | Class I shares [Member]
Subsequent Event [Line Items]
Number of days, distribution calculation	365 days
Distributions declared per common share (in dollars per share)	$ 0.001802170
Annualized distribution rate	7.04%
Purchase price (in dollars per share)	$ 9.343
Subsequent Event [Member] | June 1, 2019 To August 31, 2019 [Member] | Class T shares [Member]
Subsequent Event [Line Items]
Number of days, distribution calculation	365 days
Distributions declared per common share (in dollars per share)	$ 0.001561644
Annualized distribution rate	5.79%
Purchase price (in dollars per share)	$ 9.840
Subsequent Event [Member] | June 1, 2019 To August 31, 2019 [Member] | Class T2 shares [Member]
Subsequent Event [Line Items]
Number of days, distribution calculation	365 days
Distributions declared per common share (in dollars per share)	$ 0.001561644
Annualized distribution rate	5.82%
Purchase price (in dollars per share)	$ 9.788